Description of the business and summary of significant accounting policies - Operating segments (Details) - segment	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Description of the business and summary of significant accounting policies
Number of operating segments	1
Number of geographic segments	2	2	2